FINANCIAL INSTRUMENTS (Details 6) - URUGUAY - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financials Instruments [Line items]
Net derivative financial liabilities	$ (620)	$ (1,125)
Forward contract One [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	UYUUSD
Name of the institution	HSBC - Uruguay
Nominal amount of hedging instrument	$ 0	8,490
Net derivative financial liabilities	$ 0	292
Forward contract Two [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	UYUUSD
Name of the institution	Citibank U.K.
Nominal amount of hedging instrument	$ 1,450	5,550
Net derivative financial liabilities	$ 41	163
Forward contract Three [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	UYUUSD
Name of the institution	Itaú - Uruguay
Nominal amount of hedging instrument	$ 1,150	10,555
Net derivative financial liabilities	$ 23	358
Forward contract Four [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	UYUUSD
Name of the institution	Banco de la República Oriental de Uruguay
Nominal amount of hedging instrument	$ 0	1,920
Net derivative financial liabilities	$ 0	107
Forward contract Five [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	UYUUSD
Name of the institution	HSBC - Uruguay
Nominal amount of hedging instrument	$ 10,245	0
Net derivative financial liabilities	$ (880)	0
Forward contract Six [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	UYUUSD
Name of the institution	Citibank U.K.
Nominal amount of hedging instrument	$ 1,350	0
Net derivative financial liabilities	$ (27)	0
Forward Contract Seven [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	UYUUSD
Name of the institution	Itaú - Uruguay
Nominal amount of hedging instrument	$ 11,395	2,300
Net derivative financial liabilities	$ (703)	(7)
Forward Contract Eight [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	UYUUSD
Name of the institution	Banco de la República Oriental de Uruguay
Nominal amount of hedging instrument	$ 3,825	0
Net derivative financial liabilities	$ (166)	0
Forward Contract Nine [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	UYUUSD
Name of the institution	JPMorgan Chase Bank U.K.
Nominal amount of hedging instrument	$ 4,620	0
Net derivative financial liabilities	$ (348)	0
Forward Contract Ten [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	EURUSD
Name of the institution	Itaú - Uruguay
Nominal amount of hedging instrument	$ 0	299
Net derivative financial liabilities	$ 0	14
Forward Contract Eleven [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	EURUSD
Name of the institution	Santander - Uruguay
Nominal amount of hedging instrument	$ 0	916
Net derivative financial liabilities	0	10
Forward contract [member]
Disclosure Of Financials Instruments [Line items]
Net derivative financial liabilities	$ (2,060)	$ 937